INCOME TAXES (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Current	0.1
Deferred	0.1
Income Tax Expense (Benefit)	0.2
Current	0
Deferred	0
Income tax expense	0
Predecessor [Member]
Current		(0.4)	0.2		(0.2)
Deferred		(0.7)	(7.6)		(16.1)		(26.6)	(92.4)
Income Tax Expense (Benefit)		(1.1)	(8.4)	[1]	(19.8)	[2]	(23.1)	(90.7)
Current		0	0		0
Deferred		0	1.0		3.5
Income tax expense		0	1.0		3.5
Canada [Member]
Current	0
Deferred	(1.0)
Income Tax Expense (Benefit)	(1.0)
Canada [Member] | Predecessor [Member]
Current		0	(0.1)		0.2
Deferred		(1.1)	(6.6)		(31.6)
Income Tax Expense (Benefit)		(1.1)	(6.7)		(31.4)
United States [Member]
Current	0.1
Deferred	1.1
Income Tax Expense (Benefit)	1.2
United States [Member] | Predecessor [Member]
Current		(0.4)	0.2		(0.5)
Deferred		0.4	(2.0)		12.0
Income Tax Expense (Benefit)		0	(1.8)		11.5
Other Country [Member]
Current	0
Deferred	0
Income Tax Expense (Benefit)	0
Other Country [Member] | Predecessor [Member]
Current		0	0.1		0.1
Deferred		0	0		0
Income Tax Expense (Benefit)		0	0.1		0.1

[1]	Included $8.4 million income tax recovery related to continuing operations and $1.0 million income tax expense related to discontinued operations
[2]	Included $19.8 million income tax recovery related to continuing operations and $3.5 million income tax expense related to discontinued operations